Other payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables
Schedule of other payables

	Nota	31.12.24	31.12.23
Non-current
Payment plan - CAMMESA	2.c	180,993	231,477
ENRE penalties and discounts (1)		1,666	112,966
Financial Lease Liability (2)		5,010	1,636
Total Non-current		187,669	346,079

Current
Payment plan - CAMMESA	2.c	48,085	32,502
ENRE penalties and discounts (1)		60,458	23,967
Related parties	35.c	206	2,688
Advances for works to be performed		13	28
Financial Lease Liability (2)		3,877	4,706
Other		7	3
Total Current		112,646	63,894

Schedule of development of ENRE penalties and discounts

	Note	12.31.24	12.31.23
Balance at the beginning of the year		136,933	156,194
Increases		128,165	157,992
Decreases		(14,544)	(13,159)
Recovery	2.d	(75,400)	-
Result from exposure to inflation for the year		(113,030)	(164,094)
Balance at the end of the year		62,124	136,933

(*)	As of December 31, 2024 and 2023, payable balances for $ 707 and $ 111,909 relate to penalties payable to users as stipulated in Article 2 of the Agreement on the Regularization of Payment Obligations signed in May 2019.

Schedule of financial lease liability

	12.31.24	12.31.23
Balance at beginning of the year	6,342	3,378
Increase	11,191	6,679
Payments	(12,132)	(14,070)
Exchange difference	2,117	10,673
Interest	4,798	1,977
Result from exposure to inlfation	(3,429)	(2,295)
Balance at end of the year	8,887	6,342

Schedule of future minimum lease payments

	12.31.24	12.31.23
2024	-	11,435
2025	6,980	3,114
2026	4,798	716
2027	3,924	-
Total future minimum lease payments	15,702	15,265

Schedule of future minimum collections with respect to operating assignments

	12.31.24	12.31.23
2024	-	2,082
2025	3,061	2,073
2026	3,035	2,027
2027	70	-
Total future minimum lease collections	6,166	6,182